CONCENTRATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the three months ended March 31, 2018 and 2017.

Customer	Three Months Ended March 31, 2018	Three Months Ended March 31, 2017
A	27%	0
B	18%	0
C	14%	0
B (Shanghai Daopei, a related party)	*	100%

 *Less than 10%

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2017 and 2016.

Customer	Year Ended December 31, 2017	Year Ended December 31, 2016
A (Beijing Nanshan, a related party)	14%	26%
B (Shanghai Daopei, a related party)	*	51%
C (Hebei Yanda, a related party)	*	23%
D	20%	0
E	13%	0
F	11%	0

*Less than 10%